Members’ equity (deficit) and Stockholders’ equity (deficit) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Schedule of immediately before the Closing
Schedule of immediately before the Closing
	Authorized as of		Held by Members as of
	August 15, 2022	December 31, 2021	August 15, 2022	December 31, 2021
Common units	34,438,298	34,438,298	13,452,262	9,440,108
Series A Preferred	4,834,906	4,834,906	4,834,906	4,834,906
Series B Preferred	6,820,450	6,820,450	6,774,923	6,774,923
Series C Preferred	3,142,815	3,142,815	3,141,500	3,141,500
Series D Preferred	2,816,403	2,816,403	2,787,707	2,787,707
Series E Preferred	7,451,981	7,451,981	6,530,128	6,530,128
	59,504,853	59,504,853	37,521,426	33,509,272

Schedule of Stockholders Equity
Schedule of stockholders equity
	Authorized	Issued	Outstanding
Class A Common Stock	690,000,000	229,818,370	229,818,370
Class V Common Stock	275,000,000	35,402,821	35,402,821
Preferred Stock	10,000,000	-	-
Total shares as of June 30, 2023	975,000,000	265,221,191	265,221,191

The table set forth below reflects information about the Company’s equity as of December 31, 2022.

	Authorized	Issued	Outstanding
Class A Common Stock	690,000,000	55,886,692	55,886,692
Class V Common Stock	275,000,000	115,463,646	115,463,646
Preferred Stock	10,000,000	-	-
Total shares as of December 31, 2022	975,000,000	171,350,338	171,350,338

Schedule of Stockholders Equity
	Authorized	Issued	Outstanding
Class A Common Stock	690,000,000	55,886,692	55,886,692
Class V Common Stock	275,000,000	115,463,646	115,463,646
Preferred Stock	10,000,000	-	-
Total shares as of December 31, 2022	975,000,000	171,350,338	171,350,338